Noncontrolling interests (Tables)	12 Months Ended
Jun. 30, 2019
Noncontrolling Interest [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Table Text Block]
The following table presents the reconciliation of changes in our noncontrolling interests:

	Redeemable noncontrolling interests	Noncontrolling interest
Balance as of June 30, 2017	$45,412	$213
Net income attributable to noncontrolling interest	2,983	72
Proceeds from sale of noncontrolling interest	35,390	—
Foreign currency translation	2,366	—
Balance as of June 30, 2018	86,151	285
Proceeds from sale of noncontrolling interest (1)	57,046	—
Acquisition of noncontrolling interest (2)	9,061	—
Accretion to redemption value recognized in retained earnings (3)	7,133	—
Net loss attributable to noncontrolling interest	(1,566)	(6)
Distribution to noncontrolling interest	(3,375)	—
Purchase of noncontrolling interests (4)	(85,520)	—
Adjustment to additional-paid in capital for purchase of noncontrolling interest (4)	(2,714)	—
Foreign currency translation	(2,994)	29
Other adjustments (5)	(40)	(308)
Balance as of June 30, 2019	$63,182	$—

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(1) During the fourth quarter of fiscal 2019, we sold a minority equity interest in each of the three businesses within the PrintBrothers reportable segment to members of the management team.
(2) Includes the noncontrolling interests related to our VIDA and BuildASign acquisitions. Refer to Note 7 for additional details.
(3) Accretion of redeemable noncontrolling interests to redemption value recognized in retained earnings is the result of the redemption amount estimated to be greater than carrying value but less than fair value.
(4) During the second quarter of fiscal 2019, we purchased the WIRmachenDRUCK noncontrolling interest for $41,177, of which a similar equity interest was sold during the fourth quarter of fiscal 2019 to the management team of our PrintBrothers reportable segment, as described above. During the fourth quarter of fiscal 2019, we also purchased the remaining noncontrolling interest of our Exagroup business for $44,343. We recognized the difference between the carrying value of the noncontrolling interest and the amount paid, as part of additional paid-in capital, of $2,714.
(5) During the first quarter of fiscal 2019, we amended our agreement with one noncontrolling interest holder and agreed to put and call options related to their existing noncontrolling interest. As such, we reclassified the noncontrolling interest to redeemable noncontrolling interest since the exercise is not solely within our control.